Summary of significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2023
Leasehold Improvements
Property, plant and equipment useful lives	Over terms of the leases or the useful lives whichever is less
Motor Vehicles
Property, plant and equipment useful lives	4 years
Motor Vehicles | ZHEJIANG TIANLAN
Property, plant and equipment useful lives	5 years, with 5% residual value
Testing Equipment
Property, plant and equipment useful lives	3 years
Office Premises | Minimum
Property, plant and equipment useful lives	47 years
Furniture, Fixtures and Office Equipment | ZHEJIANG TIANLAN
Property, plant and equipment useful lives	5 years, with 5% residual value
Furniture, Fixtures and Office Equipment | Minimum
Property, plant and equipment useful lives	3 years
Furniture, Fixtures and Office Equipment | Maximum
Property, plant and equipment useful lives	5 years
Office Premises | Maximum
Property, plant and equipment useful lives	51 years
Land Use Right | ZHEJIANG TIANLAN
Property, plant and equipment useful lives	Over terms of the leases
Plant and Machineries | ZHEJIANG TIANLAN
Property, plant and equipment useful lives	5 to 10 years, with 5% residual value
Buildings and Leasehold Improvements | ZHEJIANG TIANLAN
Property, plant and equipment useful lives	11 to 50 years, with 5% residual value